Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) (Universal And Variable Life Contracts [Member], Secondary Guarantees [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Universal And Variable Life Contracts [Member] | Secondary Guarantees [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	$ 6,360	$ 5,812
Net amount at risk	$ 91,264	$ 86,468
Average attained age of policyholders	58 years	58 years